Fees Summary	Mar. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 59,676,846,574.81
Previously Paid Amount	0.00
Total Fee Amount	8,241,372.51
Total Offset Amount	7,945,220.95
Net Fee	$ 296,151.56